CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,150		$ 1,641
Ordinary shares, par value		0.05		0.05
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	48,862,060	48,862,060	47,962,818	47,962,818
Ordinary shares, shares outstanding	44,733,589	44,733,589	44,370,904	44,370,904
Treasury stock, shares	4,128,471	4,128,471	3,591,914	3,591,914